Loans Payable - Schedule of Current and Non-current Debt obligations (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current liabilities:
Unamortized debt discount	$ (9)	$ (19)	$ (34)
Loans payable, net of discount	2,908	2,314	2,299
Non-current liabilities:
Unamortized debt discount	(2,045)	(2,637)	(2,587)
Loans payable, net of discount and current portion	7,827	9,922	10,127
Total loans payable, net of discount	10,735	12,236	12,426
Term Loans under 2012 Loan Agreement
Current liabilities:
Loans payable, net of discount	2,917	2,333	2,333
Non-current liabilities:
Loans payable, non-current		2,334	4,667
FFG Loans
Non-current liabilities:
Loans payable, non-current	$ 9,872	$ 10,225	$ 8,047